Summary of Significant Accounting Policies - Concentration of Customers (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 JPY (¥) customer	Mar. 31, 2022 JPY (¥) customer	Mar. 31, 2021 JPY (¥) customer
Concentration of Customers
Number of customers | customer	2	1	2
Revenues | ¥	¥ 243,218	¥ 224,727	¥ 177,000
Sales revenue | Customer concentration risk | Customer A
Concentration of Customers
Percentage of Revenue	88.00%	100.00%
Sales revenue | Customer concentration risk | Customer B
Concentration of Customers
Percentage of Revenue			51.00%
Sales revenue | Customer concentration risk | Customer C
Concentration of Customers
Percentage of Revenue	12.00%		33.00%